Exhibit 99.1

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

1. Restricted Cash Account Activity
A. Collection Account Activity
Available Collection Account Balance on 06/25/2007	$3,889,810
To the Future Distribution Account for Trustee Payments on 06/25/2007	—
To Future Distribution Fund for Class A Interest Payments on 06/25/2007	(1,187,561)
To Future Distribution Fund for Class B Interest Payments on 06/25/2007	(140,438)

Ending Available Collection Account Balance on 06/25/2007	$2,561,811

B. Future Distribution Fund Activity
Beginning Future Distribution Fund 06/25/2007	$—
From the Collection Account on 06/25/2007	1,327,999
To the Trustee on 0/28/2007	—
To the Class A Noteholders for Interest on 06/28/2007	—
To the Class B Noteholders for Interest on 06/28/2007	(140,438)

Ending Future Distribution fund Balance 06/28/2007	$1,187,561

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

2. Notes Balances	Original Balance	Beginning Balance	Interest Paid	Principal Paid	6/7/2007 Ending Balance	Current Factor
Senior FRN:
A-1	$237,000,000	$237,000,000	$—	$—	$237,000,000	1.0000
A-2	155,000,000	155,000,000	—	—	155,000,000	1.0000
A-3	279,000,000	279,000,000	—	—	279,000,000	1.0000
A-4	331,000,000	331,000,000	—	—	331,000,000	1.0000
A-5	118,000,000	118,000,000	—	—	118,000,000	1.0000

Subtotal	1,120,000,000	1,120,000,000	—	—	1,120,000,000	1.0000
Subordinate ARN:
B-1	$45,000,000	$45,000,000	—	—	45,000,000	1.0000

Subtotal	45,000,000	45,000,000	—	—	45,000,000	1.0000
Subordinate FRN:
C-1	$35,000,000	$35,000,000	—	—	35,000,000	1.0000

Subtotal	35,000,000	35,000,000	—	—	35,000,000	1.0000

Total	$1,200,000,000	$1,200,000,000	$—	$—	$1,200,000,000	1.0000

3. Portfolio Overview	Date	Date	Change	Date	Change	6/7/2007
Beginning Balance	$—	$—	$—	$—	$—	$—
Loans Purchased	—	—	—	—	—	924,346,105
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	—	—	—	—	—	—
Claims Paid	—	—	—	—	—	—
Capitalized Interest	—	—	—	—	—	—
Servicer Adjustments	—	—	—	—	—	—

Ending Balance	$—	$—	$—	$—	$—	$924,346,105

Accrued Interest	$—	$—	$—	$—	$—	$—
SAP Receivable	—	—	—	—	—	—
Servicer Payments Due	—	—	—	—	—	—
Trust Cash Accounts	—	—	—	—	—	218,257,766

Total Assets	$—	$—	$—	$—	$—	$1,142,603,871

Senior Notes	$—	$—	$—	$—	$—	$1,120,000,000
Subordinate Notes	—	—	—	—	—	80,000,000
Accrued Liabilities	—	—	—	—	—	—

Total Liabilities	$—	$—	$—	$—	$—	$1,200,000,000

Selected Statistics:
Asset Coverage (a)	—	—	—	—	0.00%	0.00%
Asset Coverage (aaa)	—	—	—	—	0.00%	0.00%
Subordinate %	—	—	—	—	0.00%	0.00%
WA Coupon	—	—	—	—	5.66%	5.66%
Daily Avg 1 Mon Libor	—	—	—	—	0.00%	0.00%
Avg 3 Mon Libor	—	—	—	—	0.00%	0.00%
Average Balance	$—	$—	$—	$—	$38,866	$38,866
WA Rem. Mo.	—	—	—	—	288.9	288.9
Number of Loans	—	—	—	—	23,783	23,783
Estimated % CPR	—	—	—	—	0.00%	0.00%

4. Trust Cash Accounts	Date	Date	Change	Date	Change	06/07/07
Collection acct.	$—	$—	$—	$—	$—	$249,046
Reserve acct.	—	—	—	—	—	2,761,717
Prefunding acct.	—	—	—	—	—	140,360,612
Add-on Consol acct.	—	—	—	—	—	29,886,391
Capitalized Int. acct.	—	—	—	—	—	45,000,000
Cost of Issuance acct.	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$218,257,766

5. Accrued Liabilities	Date	Date	Change	Date	Change	Date
Accrued Liabilities
FRN Interest Payable	$—	$—	$—	$—	$—	$—
Admin Fee Payable	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

6. Claims in process	Date	Date	Change	Date	Change	Date
Beginning Balance	$—	$—	$—	$—	$—	$—
Net Claims Filed	—	—	—	—	—	—
Net Settlements	—	—	—	—	—	—
Administrative	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

7. Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.66%	924,346,105	0.00%	23,783	0.00%	38,866

Total	0.00%	$924,346,105	0.00%	23,783	0.00%	$—

8. Loans by Status ($)	Date	Distribution	Date	Distribution	06/07/07	Distribution
In Repayment, days DQ
0-30	$—	0.00%	$—	0.00%	$545,302,388	58.99%
31-60	—	0.00%	—	0.00%	33,667,052	3.64%
61-90	—	0.00%	—	0.00%	15,992,291	1.73%
91-120	—	0.00%	—	0.00%	8,750,153	0.95%
121-150	—	0.00%	—	0.00%	5,778,078	0.63%
151-180	—	0.00%	—	0.00%	5,080,892	0.55%
181-210	—	0.00%	—	0.00%	5,308,552	0.57%
211-240	—	0.00%	—	0.00%	2,580,094	0.28%
241-270	—	0.00%	—	0.00%	1,630,980	0.18%
270+	—	0.00%	—	0.00%	2,061,114	0.22%

Total repayment	$—	0.00%	$—	0.00%	$626,151,594	67.74%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	—	0.00%	—	0.00%	190,662,738	20.63%
Forbearance	—	0.00%	—	0.00%	107,531,773	11.63%
Claims in Process	—	0.00%	—	0.00%	—	0.00%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$—	0.00%	$—	0.00%	$924,346,105	100.00%

9. Loans by Status (#)	Date	Distribution	Date	Distribution	06/07/07	Distribution
In Repayment, days DQ
0-30	—	0.00%	—	0.00%	15,111	63.54%
31-60	—	0.00%	—	0.00%	929	3.91%
61-90	—	0.00%	—	0.00%	434	1.82%
91-120	—	0.00%	—	0.00%	258	1.08%
121-150	—	0.00%	—	0.00%	174	0.73%
151-180	—	0.00%	—	0.00%	133	0.56%
181-210	—	0.00%	—	0.00%	125	0.53%
211-240	—	0.00%	—	0.00%	63	0.26%
241-270	—	0.00%	—	0.00%	35	0.15%
270+	—	0.00%	—	0.00%	55	0.23%

Total repayment	—	0.00%	—	0.00%	17,317	72.81%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	—	0.00%	—	0.00%	4,118	17.31%
Forbearance	—	0.00%	—	0.00%	2,348	9.87%
Claims in Process	—	0.00%	—	0.00%	—	0.00%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	—	0.00%	—	0.00%	23,783	100.00%

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

10. Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current month)
ASA	5.62%	$33,083,196	3.58%	627	2.64%	$52,764
Great Lakes	5.66%	890,645,501	96.35%	23,137	97.28%	38,494
ECMC	5.40%	617,408	0.07%	19	0.08%	32,495

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

11. Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current month)
ACS	5.61%	$33,700,604	3.65%	646	2.72%	99.00%
Great Lakes	5.66%	890,645,501	96.35%	23,137	97.28%	99.00%

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	99.00%

12. Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.66%	924,346,105	100.00%	23,783	100.00%	38,866
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

13. Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
<4%	3.47%	$109,055,390	11.80%	2,493	10.48%	$43,745
4-5%	4.52%	229,613,389	24.84%	5,397	22.69%	42,545
5-6%	5.40%	195,082,201	21.10%	4,694	19.74%	41,560
6-7%	6.47%	177,317,891	19.18%	4,817	20.25%	36,811
7-8%	7.32%	150,218,762	16.25%	4,602	19.35%	32,642
8+%	8.13%	63,058,471	6.82%	1,780	7.48%	35,426

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

14. Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior month)
0-60	$61,056	0.01%	6	0.03%	$10,176	$—
61-120	1,191,519	0.13%	170	0.71%	7,009	—
121-180	36,175,854	3.91%	2,488	10.46%	14,540	—
181-240	253,106,175	27.38%	9,549	40.15%	26,506	—
241-300	225,930,796	24.44%	6,068	25.51%	37,233	—
301-360	259,877,100	28.11%	3,825	16.08%	67,942	—
361+	148,003,605	16.01%	1,677	7.05%	88,255	—

Total	$924,346,105	100.00%	23,783	100.00%	$38,866	$—

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Date	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	6.67%	4,636,732	0.50%	685	2.88%	$6,769
$10,000 - $14,999	6.62%	12,923,055	1.40%	1,026	4.31%	12,596
$15,000 - $19,999	5.94%	39,447,007	4.27%	2,221	9.34%	17,761
$20,000 - $24,999	5.93%	97,176,119	10.51%	4,322	18.17%	22,484
$25,000 - $29,999	5.85%	85,913,050	9.29%	3,145	13.22%	27,317
$30,000 - $39,999	5.69%	151,172,400	16.35%	4,366	18.36%	34,625
$40,000 - $49,999	5.57%	119,723,951	12.95%	2,682	11.28%	44,640
$50,000 - $59,999	5.50%	92,084,845	9.96%	1,688	7.10%	54,553
$60,000 - $69,999	5.45%	82,558,579	8.93%	1,278	5.37%	64,600
$70,000 - $79,999	5.45%	55,131,660	5.96%	738	3.10%	74,704
$80,000 - $89,999	5.52%	39,921,002	4.32%	471	1.98%	84,758
$90,000 - $99,999	5.52%	29,413,426	3.18%	311	1.31%	94,577
$100,000 - $124,999	5.54%	48,926,584	5.29%	442	1.86%	110,694
$125,000 - $149,999	5.50%	26,676,889	2.89%	197	0.83%	135,416
$150,000 or greater	5.62%	38,640,805	4.18%	211	0.89%	183,132

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.74%	$1,841,596	0.20%	59	0.25%	$31,213
AL	5.60%	15,028,288	1.63%	358	1.51%	41,978
AR	5.71%	6,564,520	0.71%	170	0.71%	38,615
AZ	5.75%	16,970,979	1.84%	443	1.86%	38,309
CA	5.67%	92,394,607	10.00%	2,338	9.83%	39,519
CO	5.73%	18,974,517	2.05%	488	2.05%	38,882
CT	5.76%	9,720,577	1.05%	270	1.14%	36,002
DC	5.18%	4,408,645	0.48%	92	0.39%	47,920
DE	5.59%	2,607,708	0.28%	72	0.30%	36,218
FL	5.77%	47,182,208	5.10%	1,179	4.96%	40,019
GA	5.59%	35,103,864	3.80%	834	3.51%	42,091
HI	5.77%	4,229,818	0.46%	112	0.47%	37,766
IA	5.48%	11,255,870	1.22%	324	1.36%	34,740
ID	5.52%	5,847,501	0.63%	154	0.65%	37,971
IL	5.63%	42,595,235	4.61%	1,058	4.45%	40,260
IN	5.90%	15,507,470	1.68%	416	1.75%	37,278
KS	5.52%	10,418,464	1.13%	257	1.08%	40,539
KY	5.66%	9,438,659	1.02%	251	1.06%	37,604
LA	6.03%	12,121,292	1.31%	319	1.34%	37,998
MA	5.63%	20,443,382	2.21%	519	2.18%	39,390
MD	5.68%	22,944,318	2.48%	534	2.25%	42,967
ME	5.70%	3,538,804	0.38%	98	0.41%	36,110
MI	5.56%	36,308,495	3.93%	884	3.72%	41,073
MN	5.59%	18,919,530	2.05%	570	2.40%	33,192
MO	5.59%	18,150,603	1.96%	447	1.88%	40,605
MS	5.73%	9,010,013	0.97%	242	1.02%	37,231
MT	5.60%	2,462,481	0.27%	68	0.29%	36,213
NC	5.80%	25,462,000	2.75%	666	2.80%	38,231
ND	5.72%	2,998,040	0.32%	100	0.42%	29,980
NE	5.68%	4,501,383	0.49%	121	0.51%	37,202
NH	5.68%	3,551,200	0.38%	99	0.42%	35,871
NJ	5.67%	29,468,402	3.19%	744	3.13%	39,608
NM	5.86%	4,603,158	0.50%	130	0.55%	35,409
NV	5.60%	5,897,753	0.64%	156	0.66%	37,806
NY	5.55%	78,919,078	8.54%	2,012	8.46%	39,224
OH	5.69%	44,561,935	4.82%	1,154	4.85%	38,615
OK	5.79%	8,897,130	0.96%	231	0.97%	38,516
OR	5.31%	14,201,841	1.54%	363	1.53%	39,124
PA	5.64%	38,991,116	4.22%	1,033	4.34%	37,746
RI	5.70%	3,250,093	0.35%	79	0.33%	41,140
SC	5.81%	15,103,084	1.63%	411	1.73%	36,747
SD	5.48%	3,870,686	0.42%	113	0.48%	34,254
TN	5.79%	14,294,888	1.55%	369	1.55%	38,740
TX	5.75%	50,807,841	5.50%	1,358	5.71%	37,414
UT	5.52%	4,273,297	0.46%	123	0.52%	34,742
VA	5.66%	23,921,599	2.59%	601	2.53%	39,803
VT	5.68%	2,462,799	0.27%	45	0.19%	54,729
WA	5.57%	21,031,661	2.28%	548	2.30%	38,379
WI	5.62%	15,436,169	1.67%	438	1.84%	35,242
WV	5.56%	5,167,709	0.56%	144	0.61%	35,887
WY	5.72%	1,444,291	0.16%	39	0.16%	37,033
Other	5.47%	7,239,507	0.78%	150	0.63%	48,263

Total	5.66%	$924,346,105	100.00%	23,783	100.00%	$38,866

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date - 06/28/07

WA Remaining Term by Status	Deferment	Forbearance	Repayment	Remaining Term
Deferment	12	—	308	320
Forbearance	—	4	305	309
Repayment	—	—	293	293

Total	2	0	290	293

Note Interest Rates	N/A	N/A	N/A	6/7/07	06/28/07	Notes Outstanding
Senior FRN:
A-1				5.39%	5.39%	$237,000,000
A-2				5.43%	5.43%	155,000,000
A-3				5.46%	5.46%	279,000,000
A-4				5.49%	5.49%	331,000,000
A-5				5.53%	5.53%	118,000,000
						—

Subtotal						$1,120,000,000
Subordinate ARN:
B				5.35%	5.34%	45,000,000

Subtotal						45,000,000
Subordinate FRN:
C				5.77%	5.77%	35,000,000

Subtotal						35,000,000

Total						$1,200,000,000